RIGHT OF USE ASSETS AND LEASE LIABILITIES - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Leases [Abstract]
Opening balance	$ 141	$ 171		$ 186
Acquired through business combination	0	4		0
Lease liabilities recognised	160	69		83
Repayment of lease liabilities	(92)	(91)		(94)
Finance costs paid on lease liabilities	(17)	(11)		(11)
Interest charged to the income statement	18	12		12
Modifications and terminations	0	(3)		(7)
Disposal of subsidiary	(6)	0		0
Translation	10	(10)		2
Closing balance	214	141		171
Non-current	155	65	[1],[2]	98	[1],[2]
Current	$ 59	$ 76	[1],[2]	$ 73	[1],[2]

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.